                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5875
                      (Investment Company Act File Number)

                        THE CROWLEY PORTFOLIO GROUP, INC.
               (Exact Name of Registrant as Specified in Charter)

                   3201-B Millcreek Road, Wilmington, DE 19808
                    (Address of Principal Executive Offices)

                                 (302) 994-4700
                         (Registrant's Telephone Number)

Robert A. Crowley, President              Copy to:
The Crowley Portfolio Group, Inc.         Bruce G. Leto, Esq.
3201-B Millcreek Road                     Stradley, Ronon, Stevens & Young, LLP
Wilmington, DE 19808                      2600 One Commerce Square
(Name and Address of Agent for Service)   Philadelphia, PA 19103-7098

Date of Fiscal Year End:   November 30

Date of Reporting Period:  Semi-Annual Fiscal Period ended May 31, 2004

Item 1:  Semi-Annual Report to Shareholders--

                        THE CROWLEY PORTFOLIO GROUP, INC.
                          THE CROWLEY INCOME PORTFOLIO
                  THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO
                            SEMI-ANNUAL REPORT DATED
                                  MAY 31, 2004

Dear Shareholder:

We are pleased to present you with the Annual  Report for The Crowley  Portfolio
Group,  Inc.  The  report  contains  information   regarding  both  The  Crowley
Diversified   Management  Portfolio  and  The  Crowley  Income  Portfolio.   The
Portfolios had combined assets of  approximately  16.7 million dollars as of May
31, 2004. There are currently 305 active accounts.

The Crowley Diversified Management Portfolio had a net asset value of $10.04 per share as of May 31, 2004 and had a total return of 4.58% for the period November
30, 2003 through May 31, 2004. The Crowley Diversified  Management Portfolio had
approximately  $5.6 million  dollars in net assets as of May 31, 2004. As of May
31, 2004,  approximately 93.1% of The Crowley Diversified  Management  Portfolio
was  invested in a portfolio  of 22 mutual  funds  diversified  over 7 different investment  classifications.  The largest portion of the Portfolio's  assets was invested  in  funds  included  in the  Growth  category  (36.76%),  followed  by
Growth/Income  (17.67%),  Aggressive  Growth  (10.97%),  Foreign Equity (9.51%),
Balanced  (9.11%),  Health Care (6.64%) and Global  Equity  (2.43%).  Management
currently intends to invest the Portfolio's  assets with a greater allocation to equities,  while  continuing  to use  mutual  funds as the  Portfolio's  primary investment  vehicle.  Although  the first half of the funds fiscal year was very volatile,  management  believes that the long term outlook  continues to be very positive for the equity markets.

The Crowley Income Portfolio had a net asset value of $10.05 per share as of May
31, 2004 and had a total return of .46% for the period November 30, 2003 through
May 31, 2004. As of May 31, 2004 The Crowley Income Portfolio had investments in
52 individual  issues.  No individual  investment  comprised more than 5% of the
Portfolio,  while  corporate  bonds and notes  comprised  82.53% of the  overall portfolio.  The  remaining  assets were  invested in preferred  stocks  (5.43%),
Government  Agency  Bonds  (2.67%) and the balance in cash and cash  equivalents
(9.37%).  The  Crowley  Income  Portfolio  continues  to be invested to maximize current  income,  consistent with prudent risk.  Management  believes there is a good  possibility  that  interest  rates will continue to increase in the second half of 2004. If management is correct,  total returns  should remain  positive, but at modest  levels.  Current  income as  reflected  in the  December 31, 2003 year-end distribution, was 0.50 cents per share.

The  enclosed  report has been  audited and  contains a list of the  Portfolio's investments as of May 31, 2004.

Sincerely,

Robert A. Crowley, CFA
President

July 25, 2004

                        THE CROWLEY PORTFOLIO GROUP, INC.

                              FINANCIAL STATEMENTS
                                  AND REPORT OF
                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                                  MAY 31, 2004
                                   (UNAUDITED)

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

May 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                              Market
                                                        Percent of            Value
Par Value                                               Net Assets          (Note 1-A)
                             CORPORATE BONDS & NOTES
             Auto & Truck
                Daimler Chrysler Corp. Note
$250,000            4.75%, 01/15/08                        2.27%        $      251,750
 250,000            6.85%, 10/15/11                        2.30                 255,000
                Ford Holdings
 500,000            7.350%, 11/07/11                       4.46                 497,250
 200,000            7.375%, 10/28/09                       1.90                 211,100
                General Motors Corp.
 200,000            7.200%, 01/15/11                       1.88                 208,400
                General Motors Nora Financial
 250,000            6.850%, 10/15/08                       2.36                 261,775
                                                        -------         ---------------
                                                          15.17               1,685,275
                                                        -------         ---------------
             Banking
                Banque Paribas New York
  95,000            6.875%, 03/01/09                        .94                 105,260
                                                        -------         ---------------
             Chemical (Basic)
                Union Carbide Corp. Note
 150,000            6.700%, 4/01/09                        1.36                 151,065
                                                        -------         ---------------
             Computer Services
                Electronic Data Systems Corp.
 450,000            7.125%, 10/15/09                       4.18                 464,625
                                                        -------         ---------------
             Consumer Products
                American Greetings Corp.
 100,000            6.10%, 08/01/28                         .94                 104,600
                                                        -------         ---------------
             Cruise Lines
                Carnival Corp. Note
  82,000            7.050%, 05/15/05                        .77                  85,411

             Royal Caribbean Cruises
 300,000            7.000%, 10/15/07                       2.82                 313,410
                                                        -------         ---------------
                                                           3.59                 398,821
                                                        -------         ---------------
             Diversified Company
                American Standard, Inc.
 250,000            7.375%, 04/15/05                       2.33                 258,975
 100,000            7.375%, 02/01/08                        .97                 108,200
                                                        -------         ---------------
                                                           3.30                 367,175
                                                        -------         ---------------

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                                2

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                              Market
                                                        Percent of            Value
Par Value                                               Net Assets          (Note 1-A)
                             CORPORATE BONDS & NOTES
             Electronics Distribution
                Avnet Inc.
$ 150,000           8.000%, 11/15/06                       1.46%        $       161,850
                                                        -------         ---------------
             Financial Services
                Duke Capital Corp.
  275,000           7.500%, 10/01/09                       2.71                 301,400
  200,000           6.250%, 02/15/13                       1.83                 203,000
                Household Finance Corp.
  200,000           6.500%, 11/15/08                       1.96                 217,480
                International Lease Finance Corp.
  200,000           5.875%, 05/01/13                       1.84                 204,780
                Lloyds T&B Bank PLC Euro Medium
                Term Note
 150,000            7.00%, 07/30/2018                      1.34                 148,500
 250,000            7.00%, 04/30/2018                      2.23                 247,375
                MBNA Corp. Sr. Medium Term Note
   50,000           7.125%, 09/15/04                        .45                  50,000
                Morgan Stanley Group
  200,000           7.000%, 10/01/13                       1.97                 219,000
                PXRE Capital Trust Note
   70,000           8.850%, 02/11/27                        .66                  72,800
                Tiers Principal Protected
  300,000           8.850%, 02/15/27                       2.93                 325,500
                                                        -------         ---------------
                                                          17.92               1,989,835
                                                        -------         ---------------
             Hotel/Gaming Industry
                ITT Corp.
  200,000           6.750%, 11/15/05                       1.87                 207,380
                Hilton Hotels Corp.
  150,000           7.950%, 04/15/07                       1.45                 161,055
                                                        -------         ---------------
                                                           3.32                 368,435
                                                        -------         ---------------
             Insurance (Diversified)
                Trenwick Capital Trust
  200,000           8.820%, 02/01/37                        .05                   6,000
                Unitrin, Inc. Senior Note
  250,000           5.750%, 07/01/07                       2.38                 264,025
                                                        -------         ---------------
                                                           2.43                 270,025
                                                        -------         ---------------
             Medical Supplies & Savings
                Bausch & Lomb, Inc.
  250,000           6.950%, 11/15/17                       2.43                 270,000
                Medco Health Solutions, Inc.
                Senior Note
  250,000           7.250%, 08/15/13                       2.38                 264,625
                                                        -------         ---------------
                                                           4.81                 534,625
                                                        -------         ---------------

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                                3

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                              Market
                                                        Percent of            Value
Par Value                                               Net Assets          (Note 1-A)
                             CORPORATE BONDS & NOTES
                  Miscellaneous Manufacturer
                Acuity Brands
$200,000            6.000%, 02/01/09                       1.85%        $       205,640
                                                        -------         ---------------
             Oil Industry
                National Fuel Gas
 100,000            6.000%, 03/01/09                        .95                 105,120
                Velero Logistics
 200,000            6.050%, 03/15/13                       1.84                 204,020
 200,000            7.800%, 06/14/10                       1.85                 206,000
                                                        -------         ---------------
                                                           4.64                 515,140
                                                        -------         ---------------
             Retail Building Supply Industry
                Loews Corp. Convertible Note
 475,000            3.125%, 09/15/07                       4.06                 451,250
                                                        -------         ---------------

             Retail Store Industry
                J.C. Penney, Inc.
 150,000            7.375%, 06/15/04                       1.35                 150,000
                K Mart Corp.
  80,410            Pass Thru Sec K-1 8.990%, 07/05/10      .36                  40,205
                Sears Roebuck Acceptance Corp. Note
 150,000            6.700%, 11/15/06                       1.43                 159,180
 100,000            6.125%, 01/15/06                        .94                 104,610
  60,000            7.300%, 12/15/09                        .56                  61,890
                Tricon Global Restaurants
 100,000            7.650%, 05/15/08                       1.00                 111,140
                                                        -------         ---------------
                                                           5.64                 627,025
                                                        -------         ---------------

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                                4

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                              Market
                                                        Percent of            Value
Par Value                                               Net Assets          (Note 1-A)
                             CORPORATE BONDS & NOTES
             Telecommunications Service Industry
                Ametek, Inc.
$ 95,000            7.200%, 07/15/08                        .92%        $       101,888
                Lucent Technologies
 300,000            5.500%, 11/15/08                       2.57                 285,450
                Motorola, Inc.
 150,000            7.625%, 11/15/10                       1.51                 168,000
                New York Telephone Co.
 200,000            6.000%, 04/15/08                       1.92                 213,000
                                                        -------         ---------------
                                                           6.92                 768,338
                                                        -------         ---------------
     Total Corporate Bonds & Notes (Cost $9,292,625)      82.53               9,168,984
                                                        -------         ---------------

             Government Agency Bonds
 300,000        Federal Home Loan Mortgage Corporation
                    5.310%, 03/24/14                       2.67                 297,000
            ---------------

     Total Government Agency Bonds (Cost $300,000)                              297,000
                                                                        ---------------

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                                5

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                              Market
Number                                                  Percent of            Value
of Shares                                               Net Assets          (Note 1-A)
                             PREFERRED STOCKS

4,000        Corts-Sherwin Williams, 7.25%,
             Series III                                      .92%        $       102,400
4,000        MBNA Capital Preferred 8.125%,
             Series D                                        .94                 104,320
6,000        Preferred Plus Trust Preferred 6.05%,
             Series GECI                                    1.28                 142,440
4,000        Telephone & Data, 7.60% Preferred               .92                 102,000
6,000        Transcanada Pipe Line Ltd., 8.25%              1.37                 152,640
                                                         -------         ---------------
                Total Preferred Stocks (Cost $600,000)      5.43                 603,800
                                                         -------         ---------------

                Total Investments (Cost $10,192,625)(a)    90.63              10,069,784
                Other Assets Less Liabilities               9.37              1,040,869
                                                         -------          -------------
                Net Assets                                100.00%        $    11,110,653
                                                         =======         ===============

             (a)   Aggregate cost for federal income
                    tax purposes is $10,210,922.

             At May 31, 2004 unrealized appreciation
             (depreciation) of securities for federal
             income tax purposes is as follows:
                Unrealized appreciation                                      $   208,849
                Unrealized depreciation                                         (349,987)
                                                                             -----------
                Net unrealized depreciation                                  $  (141,138)
                                                                             ============

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                                6

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                              Market
Number                                                  Percent of            Value
of Shares                                               Net Assets          (Note 1-A)
                            GENERAL EQUITY FUNDS

             Aggressive Growth
 7,962          American Century Ultra                     3.96%        $    220,230
 9,362          Strong Opportunity                         7.01              389,630
                                                        -------         ------------
                                                          10.97              609,860
                                                        -------         ------------
             Balanced
11,405          Columbia Balanced                          4.17              231,399
 3,692          Dodge & Cox Balanced                       4.94              274,274
                                                        -------         ------------
                                                           9.11              505,673
                                                        -------         ------------
             Growth
10,404          Credit Suisse Capital Appreciation         2.94              163,239
 8,222          Dreyfus Disciplined                        4.41              244,766
10,121          Harbor Capital Appreciation                4.83              268,111
 5,633          Invesco Dynamics                           1.52               84,840
 2,633          Nicholas                                   2.67              148,593
 6,202          Strong Growth                              1.99              110,392
  9,506         T.Rowe Price Dividend Growth               5.56              197,814
10,721          T. Rowe Price Blue Chip                    6.07              308,871
 7,510          T. Rowe Price Mid Cap                      3.21              337,406
 5,257          White Oak Growth                           3.56              178,203
                                                        -------         ------------
                                                          36.76            2,042,235
                                                        -------         ------------
             Growth/Income
 8,107          American Century Growth & Income           4.10              227,490
 3,763          Dodge & Cox Stock                          7.93              440,243
11,061          Vanguard Growth & Income                   5.64              313,235
                                                        -------         ------------
                                                          17.67              980,968
                                                        -------         ------------
             Healthcare
 2,954          Vanguard Healthcare                        6.64              369,308
                                                        -------         ------------

             Foreign Equity
18,905          American Century International Equity      2.74              151,995
 5,528          Managers International Equity              4.05              225,093
 6,440          Scudder Greater Europe                     2.72              150,961
                                                        -------         ------------
                                                           9.51              528,049
                                                        -------         ------------

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                                7

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

May 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                              Market
Number                                                  Percent of            Value
of Shares                                               Net Assets          (Note 1-A)
                            INTERNATIONAL EQUITY FUNDS

             Global Equity
9,512           Gabelli Global Telecommunications          2.43%           $    134,976
                                                        -------            ------------

             Total Investments (Cost $5,831,734) (a)      93.09               5,171,069
             Other Assets Less Liabilities                 6.91                 383,639
                                                        -------            ------------
             Net Assets                                  100.00%           $  5,554,708
                                                        =======            ============

             (a) Aggregate cost for federal income tax
                 purposes is $5,831,734.

             At May 31, 2004 unrealized appreciation
             (depreciation) of securities for federal
             income tax purposes is as follows:
               Unrealized appreciation                                    $     218,680
               Unrealized depreciation                                         (879,345)
                                                                          -------------
                  Net unrealized depreciation                             $    (660,665)
                                                                          --------------

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                                8

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                             Diversified
                                                           Income             Management
                                                          Portfolio           Portfolio
                                                          ---------       ----------------
ASSETS
    Investments at market value
       (Identified cost $10,192,625 and $5,831,734
       respectively) (Note 1)                           $  10,069,784      $    5,171,069
    Cash                                                      950,980             394,704
    Dividends and interest receivable                         105,288                 -
                                                        -------------      --------------
       Total assets                                        11,126,052           5,565,773
                                                        -------------      --------------

LIABILITIES
    Accrued expenses                                           15,399              11,065
                                                        -------------      --------------

NET ASSETS
    (500 million shares of $.01 par value
    common stock authorized; 1,106,037 and
    553,219 shares issued and outstanding,
    respectively)                                       $  11,110,653      $    5,554,708
                                                        =============      ==============

NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($11,110,653  /  1,106,037 shares)                         $10.05
                                                               ======
      ($5,554,708  /     553,219 shares)                                          $10.04
                                                                                  ======

NET ASSETS
    At May 31, 2004  net assets consisted of:
       Paid-in capital                                  $  11,493,371      $    6,847,681
       Undistributed net investment income (loss)             201,012             (26,071)
       Accumulated net realized loss on investments          (460,889)           (606,237)
       Net unrealized depreciation                           (122,841)           (660,665)
                                                        --------------     --------------
                                                        $  11,110,653      $    5,554,708
                                                        =============      ==============

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                                9

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF OPERATIONS

For the six months ended May 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                             Diversified
                                                          Income             Management
                                                         Portfolio            Portfolio
                                                         ---------        --------------
INVESTMENT INCOME
    Interest income                                     $    294,493       $          788
    Dividends                                                 40,622               26,912
                                                         -----------       --------------
       Total income                                          335,115               27,700
                                                        ------------       --------------

EXPENSES
    Investment advisory fees (Note 3)                         34,581               27,422
    Transfer agent fees (Note 3)                              23,681               11,392
    Professional fees                                         10,568                5,848
    Custody fees                                                 -                  1,200
    Directors' fees                                            4,000                4,000
    Printing                                                   3,029                  884
    Miscellaneous                                                -                     25
    Insurance                                                  1,666                 1000
    Registration                                               1,060                2,000
                                                        ------------       --------------
       Total expenses                                         78,585               53,771
                                                        ------------       --------------
          Net investment income (loss)                       256,530              (26,071)
                                                        ------------       --------------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized gain (loss) from security
    transactions                                              63,045            (235,248)
    Capital gain distributions from regulated
    investment companies                                         -                 6,514
    Change in unrealized appreciation (depreciation)
    of investments                                          (268,057)            484,772
                                                        -------------     --------------
       Net gain (loss) on investments                       (205,012)            256,038
                                                        -------------     --------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                           $     51,518      $      229,967
                                                        ============      ==============

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               10

THE CROWLEY PORTFOLIO GROUP, INC.
INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                             Six
                                                            Months
                                                             Ended
                                                            May 31,            Year Ended
                                                             2004              November 30,
                                                          (Unaudited)             2003

INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                            $      256,530    $       554,138
       Net realized gain (loss) on investments                  63,045          (191,605)
       Net change in unrealized
       appreciation/depreciation of investments               (268,057)           641,661
                                                        ---------------   ---------------
       Net increase in net assets resulting
       from operations                                          51,518          1,004,194

    Distributions to shareholders
       Net investment income
          ($.50 and $.56 per share, respectively)             (553,665)          (610,198)

    Capital share transactions (a)
       Increase in net assets resulting from
       capital share transactions                              154,186           (36,746)
                                                        --------------    ----------------
          Total increase (decrease) in net assets             (347,961)           357,250

NET ASSETS
    Beginning of period                                     11,458,614         11,101,364
                                                        --------------    ---------------
    End of period
       (Including undistributed net investment
       income of $201,012 and $498,147, respectively)   $   11,110,653    $    11,458,614
                                                        ==============    ===============

(a)      Summary of capital share activity follows:

                                    Six Months Ended
                                      May 31, 2004                     Year Ended
                                       (Unaudited)                 November 30, 2003
                                  ----------------------         ---------------------
                                   Shares          Value           Shares        Value
                                   ------          -----           ------        -----

Shares sold                         20,598     $   216,191          22,041     $   214,198
Shares issued in reinvestment
of distributions                    54,699         551,366          62,449         607,624
                                  --------     -----------       ---------     -----------
                                    75,297         767,557          84,490         821,822
Shares redeemed                    (60,363)       (613,371)        (84,781)       (858,568)
                                  --------     -----------       ---------     -----------
    Net increase (decrease)         14,934     $   154,186            (291)    $   (36,746)
                                  ========     ===========       ==========    ============

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               11

THE CROWLEY PORTFOLIO GROUP, INC.
DIVERSIFIED MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                             Six
                                                            Months
                                                             Ended
                                                            May 31,            Year Ended
                                                             2004              November 30,
                                                          (Unaudited)             2003

INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income (loss)                     $    (26,071)       $     (54,174)
       Net realized loss on investments                     (235,248)            (184,463)
       Capital gain distributions from regulated
       investment companies                                    6,514               15,691
       Net change in unrealized depreciation of
       investments                                           484,772              900,448
                                                        ------------        -------------
       Net increase  in net assets resulting from
       operations                                            229,967              677,502

    Capital share transactions (a)
       Increase (decrease) in net assets resulting
       from capital share transactions                        90,232              (93,519)
                                                        ------------        --------------
          Total increase  in net assets                      320,199              583,983

NET ASSETS
    Beginning of period                                    5,234,509            4,650,526
                                                        ------------        -------------
    End of period                                       $5,554,708          $   5,234,509
                                                        ============        =============

(a)      Summary of capital share activity follows:

                                    Six Months Ended
                                      May 31, 2004                     Year Ended
                                       (Unaudited)                 November 30, 2003
                                  ----------------------         ---------------------
                                   Shares          Value           Shares        Value
                                   ------          -----           ------        -----

       Shares sold                  42,539     $   428,251         28,740     $   265,207
       Shares redeemed             (34,841)       (338,019)       (43,809)       (358,726)
                                  --------     -----------       --------     -----------
          Net increase (decrease)    7,698     $    90,232        (15,069)    $   (93,519)
                                  ========     ===========       =========    ============

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               12

THE CROWLEY PORTFOLIO GROUP, INC.
INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

           Six Months Ended
                 May 31,
              (Unaudited)
                                               Year Ended November 30,
       ------------------------------------------------------------------

                                             2004          2003            2002            2001            2000           1999
                                             ----          ----            ----            ----            ----           ----
NET ASSET VALUE
    Beginning of period                    $10.50       $ 10.17          $10.68          $10.38          $10.56        $11.05
                                         --------      --------        --------        --------        --------       --------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income                     .22           .51             .58             .65             .71            .69
    Net gains (losses) on securities
      (both realized and unrealized)         (.17)          .38            (.43)            .34            (.19)          (.59)
                                         --------      --------        --------        --------        --------       --------
      Total from investment operations        .05           .89             .15             .99             .52            .10
                                         --------      --------        --------        --------        --------       --------

LESS DISTRIBUTIONS
    Dividends (from net investment
    income)                                  (.50)         (.56)           (.66)           (.69)           (.70)          (.59)
                                         --------      --------        --------        --------        --------       --------
    Distributions (from realized
    capital gains)                            -               -               -               -               -              -
                                         --------      --------        --------        --------         -------       --------
      Total distributions                    (.50)         (.56)           (.66)           (.69)           (.70)          (.59)
                                         --------      --------        --------        --------        --------       --------

NET ASSET VALUE
    End of period                          $10.05        $10.50          $10.17          $10.68          $10.38     $    10.56
                                         ========      ========        =========       ========        ========       ========

TOTAL RETURN                                 .46%         9.19%           1.45%          10.08%           5.32%           .92%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period
    (000 omitted)                         $11,111       $11,459         $11,101         $11,242         $10,724        $11,313

    Ratio of expenses to average
    net assets                             1.37%(1)       1.43%           1.41%           1.39%           1.37%          1.36%
    Ratio of net investment
    income to average Net assets           4.48%(1)       4.85%           5.65%**         6.20%           6.79%          6.17%

    Portfolio turnover rate                10.97%        51.07%          32.28%          30.12%           1.38%         27.13%

(1) Annualized

**   As  required,  effective  December  1,  2001,  the  Fund  has  adopted  the provisions of the AICPA Audit and Accounting Guide for Investment Companies
     and began amortizing discount and premium on debt securities.  Had the Fund not amortized  discount and premium on debt  securities as  adjustments  to interest income,  the net investment  income per share would have been $.57 and the ratio of net  investment  income to average  net assets  would have been  5.59%.  Per share and ratios  prior to December 1, 2001 have not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               13

THE CROWLEY PORTFOLIO GROUP, INC.
DIVERSIFIED MANAGEMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

           Six Months Ended
                 May 31,
              (Unaudited)
                                               Year Ended November 30,
       ------------------------------------------------------------------
                                             2004          2003            2002            2001            2000           1999
                                             ----          ----            ----            ----            ----           ----

NET ASSET VALUE
    Beginning of period                    $ 9.60        $ 8.30          $10.20          $13.21          $14.40         $13.11
                                         --------      --------        --------        --------        --------       --------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)             (.05)         (.10)           (.09)            .12             .06            .08
    Net gains (losses) on securities
      (both realized and unrealized)          .49          1.40           (1.81)          (2.39)           (.91)          1.79
                                         --------      --------        --------        --------        --------       --------
      Total from investment operations        .44          1.30           (1.90)          (2.27)           (.85)          1.87
                                         --------      --------        --------        --------        --------       --------

LESS DISTRIBUTIONS
    Dividends (from net investment
    income)                                     -             -               -            (.15)           (.16)          (.13)
    Distributions (from realized
    capital gains)                              -             -               -            (.59)           (.18)          (.45)
                                         --------      --------        --------        --------        --------       --------
    Total distributions                         -             -               -            (.74)           (.34)          (.58)
                                         --------      --------        --------        --------        --------       --------

NET ASSET VALUE
    End of period                          $10.04        $ 9.60          $ 8.30          $10.20          $13.21         $14.40
                                         ========      ========        =========       ========        ========       ========

TOTAL RETURN                                 4.58%        15.66%        (18.63)%       (18.31)%         (6.20)%         14.74%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year
    (000 omitted)                          $5,555        $5,235         $4,651           $5,495          $6,573         $7,109

    Ratio of expenses to average
    net assets                           1.96%(1)         2.01%           1.89%           1.81%           1.86%          1.82%
    Ratio of net investment
    income (loss) to average net
    assets                              (.95%)(1)       (1.19)%         (1.06)%            .98%            .39%           .57%

    Portfolio turnover rate               12 .45%         3.76%           1.75%           6.81%          15.36%         23.81%

(1) Annualized

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               14

THE CROWLEY PORTFOLIO GROUP, INC.

NOTES TO FINANCIAL STATEMENTS

May  31, 2004 (Unaudited)
--------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Crowley Portfolio Group,  Inc. (the "Fund") is an open-end  diversified investment  company  currently  offering two series of shares:  The Crowley
     Income Portfolio,  and The Crowley Diversified Management Portfolio (each a
     "Portfolio").

     The  objective  of The Crowley  Income  Portfolio  is to  maximize  current income,  consistent with prudent risk, i.e.,  reasonable risk to principal.
     The objective of The Crowley Diversified Management Portfolio is high total return  consistent with reasonable  risk. The Portfolios will use a variety of  investment  strategies in an effort to balance  portfolio  risks and to hedge market risks.  There can be no assurance  that the  objectives of the
     Portfolios will be achieved.

          SECURITY VALUATION
          Portfolio securities which are fixed income securities,  are valued by using market quotations, prices provided by market-makers or estimates of market values  obtained from yield data relating to  instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities listed on an exchange or quoted on a national market system are valued at the last sales price.  Investments in regulated  investment  companies are valued  at the net asset  value  per  share as quoted by the  National
          Association of Securities  Dealers,  Inc. Money market securities with remaining  maturities of less than 60 days are valued on the amortized cost basis as reflecting fair value.  All other  securities are valued at  their  fair  value as  determined  in good  faith by the  Board of
          Directors.

          FEDERAL INCOME TAXES
          The Portfolios  intend to comply with the requirements of the Internal
          Revenue Code  necessary to qualify as regulated  investment  companies and as such will not be subject to federal  income  taxes on otherwise taxable  income  (including  net  realized  capital  gains)  which  is distributed to shareholders.  At November 30, 2003, the Crowley Income
          Portfolio  had a capital  loss  carry-forward  for Federal  income tax purposes  of  $517,060  of which  $143,224  in 2004,  $47,021 in 2005,
          $53,119 in 2006, $24,748 in 2008, $12,666 in 2009, $51,551 in 2010 and
          $184,731   expires  in  2011.  At  November  30,  2003,   the  Crowley
          Diversified  Management  had a capital loss  carryforward  for Federal income tax  purposes  of $377,503  of which  $74,524  expires in 2009,
          $134,207 expires in 2010 and $168,772.

--------------------------------------------------------------------------------
THE CROWLEY PORTFOLIO GROUP, INC.                                             15

THE CROWLEY PORTFOLIO GROUP, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

May 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

          SECURITY   TRANSACTIONS,   INVESTMENT   INCOME  AND  DISTRIBUTIONS  TO
          SHAREHOLDERS
          As is common in the industry,  security transactions are accounted for on the trade date (the date the  securities  are  purchased  or sold).
          Interest  income is recorded on the accrual  basis.  Bond premiums and discounts are amortized  daily.  Dividend income and  distributions to shareholders are recorded on the ex-dividend date.

          USE OF ESTIMATES IN FINANCIAL STATEMENTS
          In  preparing  financial  statements  in  conformity  with  accounting principles  generally  accepted  in  the  United  States  of  America, management  makes estimates and  assumptions  that affect the reported amounts  of  assets  and  liabilities  at the  date  of the  financial statements,  as well as the reported  amounts of revenues and expenses during the reporting  period.  Actual  results could differ from those estimates.

(2)  DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     The tax character of distributions  paid during the year ended November 30,
     2003 are as follows:

                                                                 2003
                                                                 ----
Income Portfolio
   Distributions from ordinary income                          $  610,198
   Distributions from long-term capital gains                  $      -

Diversified Management Portfolio
   Distribution from ordinary income                           $      -
   Distribution from long-term capital gains                   $      -

     As of November 30, 2003, the components of distributable  earnings on a tax basis were as follows:

Income Portfolio
   Undistributed ordinary income                                      $   499,902
   Capital loss carryforwards                                            (517,060)
   Unrealized depreciation of securities                                  136,587
                                                                      -----------
                                                                      $   119,429
                                                                      ===========

Diversified Portfolio
   Undistributed ordinary income                                    $         -
   Capital loss carryforwards                                            (377,503)
   Unrealized depreciation of securities                               (1,145,437)
                                                                    -------------
                                                                    $  (1,522,940)
                                                                     =============

--------------------------------------------------------------------------------
                                                                              16

THE CROWLEY PORTFOLIO GROUP, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

May 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

(3)  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

          Crowley  &  Crowley  Corp.  (the  "Advisor")  provides  the Fund  with management  and  administrative  services  pursuant  to  a  Management
          Agreement.

          As compensation for its services, the Advisor receives a fee, computed daily  and  payable  monthly,  at the  annualized  rate of .60% of the average daily net assets of The Crowley Income Portfolio and 1% of the average  daily  net  assets  of  The  Crowley  Diversified  Management
          Portfolio.  The Advisor pays all expenses  incurred by it in rendering management  services to the Fund  including  the costs of  accounting, bookkeeping  and  data  processing  services  provided  in its role as administrator.  The Portfolios  bear their costs of operations,  which include, but are not limited to: advisory fees, taxes, brokerage fees, accounting fees, legal fees, custodian and auditing fees, and printing and other  expenses  which are not  expressly  assumed by the  Advisor under the Management Agreement.

          The Crowley  Financial  Group,  Inc.  ("TCFG") serves as the Portfolio shareholders'  servicing agent. As shareholder  servicing agent,  TCFG will act as the Transfer,  Dividend Disbursing and Redemption Agent to
          the Portfolios.  As compensation for its services, TCFG receives a fee computed daily and payable monthly,  at the annualized rate of .40% of the average daily net assets of each Portfolio.  During the six months ended May 31,  2004,  TCFG earned fees of $23,681 and $11,392 from the
          Income Portfolio and Diversified Management Portfolio, respectively.

          Crowley Securities serves as distributor of the Fund's shares.

          Certain  officers  and  directors  of the Fund are  also  officers  of
          Crowley & Crowley Corp.,  Crowley Securities and The Crowley Financial
          Group, Inc.

(4)  PURCHASES AND SALES OF SECURITIES

          Purchases and sales of securities,  other than short-term investments, aggregated  $1,177,826  and  $2,108,985,  respectively,  in the Income
          Portfolio and $633,426 and $741,829,  respectively, in the Diversified
          Management Portfolio.

(5) PROXY VOTING POLICIES

     A description  of the fund's proxy voting  policies and  procedures  (i) is
     available  without  charge,   upon  request,  by  calling  (collect)  (302)
     994-4700;   and  (ii)  will  be   available   on  the  SEC's   website   at
     http://www.sec.gov.

--------------------------------------------------------------------------------
                                                                              17

Item 2: Code of Ethics-- Item  applicable  only to annual  reports (with periods ending on or after July 15, 2003).

Item 3:  Audit  Committee  Financial  Expert--  Item  applicable  only to annual reports (with periods ending on or after July 15, 2003).

Item 4: Principal  Accountant Fees and Services-- Item applicable only to annual reports (with periods ending on or after December 15, 2003).

Item 5:  Audit  Committee  of  Listed  Registrants  -- Item  not  applicable  to registrant, which is an open-end management investment company.

Item 6: Schedule of Investments--  Item not applicable for periods ending before
July 9, 2004

Item 7:  Disclosure  of Proxy Voting  Policies  and  Procedures  for  Closed-End
Management Investment Companies-- Item not applicable to registrant, which is an open-end management investment company.

Item 8:  Purchased of Equity  Securities  by  Closed-End  Management  Investment
Company and Affiliated Purchasers-- Item not applicable to registrant,  which is an open-end management investment company.

Item 9: Submission of Matters to a Vote of Security Holders-- Registrant has not
adopted  any  material  changes  to the  procedures  by which  shareholders  may recommend nominees to the registrant's board of directors.

Item 10: Controls and Procedures

     (a)  Based on their evaluation of the registrant's  disclosure controls and procedures as of a date within 90 days of the filing date of this Form
          N-CSR  (the  "Report"),  the  registrant's  President/Chief  Executive
          Officer  and  Treasurer/Chief   Financial  Officer  believe  that  the
          disclosure  controls and procedures (as defined in Rule 30a-3(c) under the  Investment  Company  Act of 1940,  as  amended)  are  effectively designed to ensure that  information  required to be  disclosed by the registrant  in the  Report  is  recorded,  processed,  summarized  and reported  by the filing  date,  including  ensuring  that  information required to be disclosed in the Report is accumulated and communicated to the  registrant's  officers  who are making  certifications  in the
          Report, as appropriate,  to allow timely decisions  regarding required disclosure.

     (b)  There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d)  under the 1940 Act)
          that occurred during the registrant's  last fiscal half-year that have materially  affected or are reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 11:  Exhibits

     (a)  Code of ethics or amendment  thereto--this item is applicable only for annual reports with periods ending on or after July 15, 2003.

     (b)  Certifications  pursuant to Section 302 of the  Sarbanes-Oxley  Act of
          2002 are filed herewith.

     (c)  Certifications  pursuant to Section 906 of the  Sarbanes-Oxley  Act of
          2002 are furnished herewith.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       The Crowley Portfolio Group, Inc.

By:               /s/Robert A. Crowley
Name:             Robert A. Crowley
Title:            President
Date:             July 28, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

Registrant:       The Crowley Portfolio Group, Inc.

By:               /s/Robert A. Crowley
Name:             Robert A. Crowley
Title:            President (Principal Executive Officer)
Date:             July 28, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

Registrant:       The Crowley Portfolio Group, Inc.

By:               /s/Robert A. Crowley
Name:             Robert A. Crowley
Title:            Treasurer (Principal Financial Officer)
Date:             July 28, 2004